Janus Henderson Mid Cap Value Fund Annual Fund Operating Expenses - Class A C S I N R T Shares [Member] - Janus Henderson Mid Cap Value Fund	Jun. 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.92%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.69%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.05%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.66%
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.55%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.31%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.80%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.